Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($) segment	Jun. 30, 2018 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment			3
Disclosure of operating segments [line items]
Operating revenues	$ 5,930	$ 5,786	$ 11,664	$ 11,376
Operating costs	(3,335)	(3,356)	(6,660)	(6,692)
Segment profit	2,595	2,430	5,004	4,684
Severance, acquisition and other costs	(39)	(24)	(63)	(24)
Depreciation and amortization	(1,111)	(1,008)	(2,214)	(2,000)
Finance costs
Interest expense	(281)	(246)	(564)	(486)
Interest on post-employment benefit obligations	(15)	(17)	(31)	(34)
Other (expense) income	(56)	(88)	45	(149)
Income taxes	(276)	(292)	(569)	(527)
Net earnings	817	755	1,608	1,464
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,175	2,107	4,274	4,115
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	3,018	3,002	6,013	5,953
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	737	677	1,377	1,308
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,189	2,121	4,301	4,142
Operating costs	(1,209)	(1,229)	(2,416)	(2,439)
Segment profit	980	892	1,885	1,703
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	3,088	3,061	6,152	6,070
Operating costs	(1,727)	(1,728)	(3,452)	(3,424)
Segment profit	1,361	1,333	2,700	2,646
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	842	791	1,587	1,540
Operating costs	(588)	(586)	(1,168)	(1,205)
Segment profit	254	205	419	335
INTER- SEGMENT ELIMINA- TIONS
Disclosure of operating segments [line items]
Operating revenues	(189)	(187)	(376)	(376)
Operating costs	189	187	376	376
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	14	14	27	27
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	70	59	139	117
INTER- SEGMENT ELIMINA- TIONS | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	$ 105	$ 114	$ 210	$ 232